Reclassifications Out Of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications Out Of Accumulated Other Comprehensive Income [Line Items]
Actuarial gain	$ 1.6
Prior service credits	(0.4)
Total recognized in other comprehensive income (loss)	1.2	51.5	66.7	19.0
Tax provision	0.1	(2.1)	(1.5)	(0.7)
Net current-period other comprehensive income (loss)	$ 1.1	$ 49.4	$ 65.2	$ 18.3